Document and Entity Information	3 Months Ended
Mar. 31, 2013
Documentand Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2013
Entity Registrant Name	Cytosorbents Corp
Entity Central Index Key	0001175151
Trading Symbol	ctso
Entity Filer Category	Smaller Reporting Company